Subsequent Event	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Event
Subsequent Events
On April 17, 2015, the Company entered into an incremental term loan amendment and limited waiver to its existing Senior Secured Credit Agreement, dated as of December 19, 2013. Under the amendment, the Company obtained $283.0 million of commitments for incremental term loans, the terms of which are substantially identical to the Term Loans. A portion of the proceeds were used to fund the consideration paid for the acquisition of Dounor. In addition, the amendment provides for a limited waiver to permit, among other things, the Company to incur the additional incremental term loans, so long as the Company is in pro forma compliance with a senior secured net leverage ratio not exceeding 4.50:1.00. The remaining commitments were used to redeem $200.0 million of the outstanding principal amount of the Company's outstanding 7.75% Senior Secured Notes due 2019 at a redemption price of 103.875% of the aggregate principal amount plus accrued and unpaid interest to, but excluding, the redemption date.
On April 17, 2015, the Company entered into an amendment and limited waiver to its existing ABL Facility (the "ABL Amendment"). The ABL Amendment provides for a limited waiver to permit, among other things, the Company to incur the additional incremental term loans, so long as the Company is in pro forma compliance with a senior secured net leverage ratio not exceeding 4.50:1.00.

Subsequent Event
On March 25, 2015, the Company announced that PGI France Holdings SAS, a wholly-owned subsidiary of the Company, entered into an agreement to acquire Dounor SAS (“Dounor”). The Company expects to finalize the acquisition of Dounor in the second quarter of 2015. The closing is subject to customary terms and conditions and there is no assurance that the acquisition or the related financing transactions will be consummated within any particular time period or at all. The Company expects to fund the acquisition of Dounor and to pay related fees and expenses using the proceeds of a proposed add-on to its existing term loan.